Financial risk management and derivative financial instruments - Summary of Covenant Tests Which Are Calculated On a Frozen GAAP Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Covenant Tests Which Are Calculated On A Frozen GAAP Basis [Line Items]
Covenant net debt	$ 2,529,000	$ 2,665,000	$ 1,965,000
Frozen GAAP Basis [member]
Disclosure Of Detailed Information About Covenant Tests Which Are Calculated On A Frozen GAAP Basis [Line Items]
Covenant EBITDA	272,000	897,000
Covenant net debt	2,375,000	2,241,000
Covenant interest payable	111,000	99,000
Leverage	8,730	2,500
Interest cover	2,450	$ 9,060
Liquidity	$ 2,925,000